Shareholder Report, Holdings (Details)_4	Jun. 30, 2024
Class A | Sandy Spring Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | National Energy Services Reunited Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Vista Outdoor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Hanmi Financial Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class A | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Eagle Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Sandy Spring Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | National Energy Services Reunited Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Vista Outdoor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Hanmi Financial Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class I | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Eagle Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Sandy Spring Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | National Energy Services Reunited Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | California Resources Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | Vista Outdoor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | Hanmi Financial Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Class Z | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class Z | Eagle Bancorp, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class Z | Bread Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Class Z | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%